Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Details of Revenue by Major Customers

The dollar amount and percent of total revenue of each of the 5 clients is summarized in the table below (in thousands):

Rank	2012 Revenue	Percent of total revenue
1	$54,130	25.8%
2	39,183	18.7%
3	29,027	13.8%
4	25,469	12.1%
5	22,397	10.7%

For the year ended December 31, 2011, the Company had 5 clients whose individual revenues exceeded 10% of the Company’s total revenues. The dollar amount and percent of total revenue of each of the 5 clients is summarized in the table below (in thousands):

Rank	2011 Revenue	Percent of total revenue
1	$30,732	18.9%
2	28,504	17.5%
3	21,812	13.4%
4	21,549	13.2%
5	17,934	11.0%

For the year ended December 31, 2010, the Company had 4 clients whose individual revenues exceeded 10% of the Company’s total revenues. The dollar amount and percent of total revenue of each of the 4 clients is summarized in the table below (in thousands):

Rank	2010 Revenue	Percent of total revenue
1	$27,881	22.6%
2	20,776	16.8%
3	17,287	14.0%
4	15,445	12.5%

Reconciliation of Basic to Diluted Weighted Average Shares Outstanding

The following table reconciles the basic to diluted weighted average shares outstanding using the treasury stock method (shares in thousands):

	Year Ended December 31,
	2012	2011	2010
Weighted average shares outstanding – basic	43,985	42,962	42,962
Dilutive effect of stock options	3,614	2,780	2,057
Weighted average shares outstanding – diluted	47,599	45,742	45,019